PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Actuarial Assumptions (Details) - Y	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Long term inflation rate	4.30%	4.50%
Medical expense growth rate	7.40%
Annual increase in use of healthcare services according to age	4.00%	4.00%
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Nominal annual adjustment rate of pension benefits	4.30%	4.50%
Visao
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Discount rate to present value of defined benefit liability	9.50%
Mortality table for nondisabled individuals (as a percent)	50.00%
Disability table ( as a percent)	30.00%
Visao and Tcoprev
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Estimated retirement age	60
PBS-A and CTB
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Long term inflation rate	9.80%
Telefnica BD and Tcoprev
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Discount rate to present value of defined benefit liability	9.90%
Visao, CTB, Telefonica BD and Tcoprev
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Future salary growth rate	5.90%
PBS-A, CTB and Telefonica BD
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Estimated retirement age	57
Mortality table for nondisabled individuals (as a percent)	10.00%
Mortality table for disabled individuals (as a percent)	40.00%
Vivoprev and Visao
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Discount rate to present value of defined benefit liability		10.90%
Mortality table for nondisabled individuals (as a percent)		50.00%
PBS-A, CTB, Telefnica BD and Tcoprev
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Discount rate to present value of defined benefit liability		10.80%
Mortality table for nondisabled individuals (as a percent)		10.00%
CTB, Telefnica BD, Prev and Visao
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Future salary growth rate		6.20%
Telefonica BD Plan
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Estimated retirement age		57
Prev and Visao
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Estimated retirement age		60
Disability table ( as a percent)		30.00%
PBS-A, CTB, Telefnica BD and PBS
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Mortality table for disabled individuals (as a percent)		40.00%
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Discount rate to present value of defined benefit liability	9.90%	10.90%
Medical expense growth rate		7.60%
Medical service eligibility age	57 years
Contribution eligibility on retirement (as a percent)	100.00%	100.00%
Estimated retirement age	57	57
Mortality table for nondisabled individuals (as a percent)	10.00%	10.00%
Mortality table for disabled individuals (as a percent)	40.00%	10.00%
Post-retirement health plans | Minimum
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Estimated retirement age		57
PAMA and PCE
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Annual increase in use of healthcare services according to age		5.00%
Subsequent year contribution (as a percent)		3.00%
Contribution eligibility on retirement (as a percent)		100.00%
Estimated retirement age		60
PAMA and PCE | Minimum
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Medical service eligibility age		10 years
PAMA and PCE | Maximum
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Medical service eligibility age		52 years